Commitments (Tables)	9 Months Ended
Sep. 30, 2022
Commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2022	$323,236
2023	78,247
2024	—
2025	—
2026 and after	—
Total	$401,483